UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 1, 2020 to April 30, 2020

Commission File Number of issuing entity:	333-181552-01
Central Index Key Number of issuing entity:	0001550369

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	001-13928
Central Index Key Number of depositor:	0001000275

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series CB26 2.100% Covered Bonds Due 2020	☐	☐	√
Series CB31 2.300% Covered Bonds Due 2021	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (11-18)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

Royal Bank of Canada (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

Date	Amount	Type of Payment	Series
April 3, 2020	GBP 2,970,000.00	Interest	CB 45
April 14, 2020	USD 18,375,000.00	Interest	CB 26
April 21, 2020	CHF 11,300,000.00	Interest	CB 07
April 22, 2020	USD 28,475,000.00	Interest	CB 39
April 24, 2020	CAD 3,529,965.75	Interest	CB 51
April 30, 2020	GBP 2,775,000.00	Interest	CB 49

On April 28, 2020, the RBC Covered Bond Guarantor Limited Partnership (the “Guarantor LP”) acquired approximately C$35.6 billion of mortgage loans from the Bank which were added to the Cover Pool (as defined in Exhibit 99.1 to this Form 10-D).

As part of its response to the coronavirus (COVID-19) pandemic, the Bank provided for relief, based on applications from Borrowers, from interest and principal payments on mortgage loans for up to six months. Interest on skipped payments is added to the outstanding balance of the relevant mortgage loan with interest charged on that amount at the Borrower’s relevant mortgage loan rate.

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

The Guarantor LP and the Bank:

1.	on April 6, 2020 issued CHF 200,000,000 0.155% Series CB52 Covered Bonds due April 6, 2027 (C$ Equivalent of 291,140,000). The joint lead managers were UBS AG and RBC Europe Limited; and

2.	on April 24, 2020 issued AUD 2,250,000,000 Floating Rate Series CB57 Covered Bonds due April 24, 2023 (C$ Equivalent of 2,004,682,500). The joint lead managers were Australia and New Zealand Banking Group Limited (ABN 11 005 357 522), Commonwealth Bank Australia, National Australia Bank Limited (ABN 12 004 044 937, AFSL 230686), Royal Bank of Canada, Sydney Branch (ABN 86 076 940 880) and Westpac Institutional Bank and co-managers are DBS Bank Ltd. and ING Bank N.V., Singapore Branch.

The net proceeds from the sale of the above Covered Bonds were added to the Bank’s general working capital and will be used for general working capital purposes.

Item 10. Exhibits.

99.1 Monthly Investor Report for April 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	May 14, 2020	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ Boris Kogut
Boris Kogut Managing Director, Head of Asset Securitization